ACQUISITION - Summary of Business Combinations (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Nov. 20, 2017 USD ($)	Nov. 20, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2017 CNY (¥)
ACQUISITIONS [Line Items]
Goodwill			¥ 20,911
Bay State College Inc | Ambow BSC Inc
ACQUISITIONS [Line Items]
Purchase price	$ 3,494	¥ 22,830		¥ 5,878
Goodwill		5,212
Intangibles with indefinite life		5,920
Amortizable intangibles		¥ 1,438
Ten Tutoring Centers controlled by Beijing Xinganxian | Ambow BSC Inc
ACQUISITIONS [Line Items]
Purchase price			¥ 3,222